UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-10479
                                                -----------------------------

                         UBS Event & Equity Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2004

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
                                                                   REALIZED AND
                                                                    UNREALIZED                              % OF
                                                                    GAIN FROM                              MEMBERS'
                                                 COST              INVESTMENTS           FAIR VALUE        CAPITAL       LIQUIDITY
INVESTMENT FUND:                           ----------------------------------------------------------------------------------------
Aspen Capital Partners, L.P. (Series A)     $   18,000,000        $   1,121,697        $  20,584,651        6.24%         Annually
Atticus Alpha Fund, Ltd.                        10,000,000              190,000           10,190,000         3.09        Quarterly
Blue Coast Partners II, L.P.                    13,500,000             (560,390)          14,261,616         4.33        Quarterly
Canyon Value Realization Fund, L.P.              7,500,000              813,925           10,760,783         3.26         Annually
Epsilon Global Active Value II-B, L.P.          23,500,000              877,054           25,786,913         7.82        Quarterly
Grace Convertible Arbitrage, L.P.                9,500,000               86,072            9,834,842         2.98        Quarterly
Gracie Capital, L.P.                             6,000,000              554,847            8,141,726         2.47         Annually
Gruss Arbitrage Partners, L.P.                   7,500,000              230,032            7,960,575         2.41        Quarterly
Harbert Distressed Investment Fund, L.P.        14,000,000            1,188,098           18,820,171         5.71        Quarterly
Imperium Market Neutral Fund (QP), L.P.         17,500,000              (29,457)          17,422,786         5.29        Quarterly
Kamunting Street LP                             12,500,000              (35,620)          12,464,380         3.78        Quarterly
Kynikos Opportunity Fund II, L.P.                1,500,000               22,006            1,522,006         0.46        Quarterly
Marathon Global Convertible Fund, L.P.           7,000,000               51,485            7,322,942         2.22        Quarterly
Nisswa Fund L.P.                                 9,500,000             (904,968)           8,736,994         2.65        Quarterly
North Run Master Fund                            9,000,000              251,368            9,311,011         2.82        Quarterly
OZ Domestic Partners, L.P.                      20,500,000            1,094,749           24,102,806         7.31         Annually
Para Partner, L.P.                              16,000,000              377,484           17,426,978         5.29        Quarterly
Polygon Global Opportunities Fund, L.P.          7,000,000              117,583            7,527,701         2.28        Quarterly
Scottwood Partners,  L.P.                        6,000,000              213,511            7,769,342         2.36        Quarterly
Seneca Capital, L.P.                            15,500,000            1,177,947           17,926,193         5.44         Annually
Stadia Capital Partners (QP), L.P.              16,300,000              369,619           18,659,434         5.66        Quarterly
The Pegasus Fund Limited                         7,000,000              283,237            7,434,966         2.26         Monthly
Trilogy Financial Partners, L.P.                15,000,000              521,864           16,569,458         5.03        Quarterly
Wesley Capital QP, LP                           10,000,000              263,145           10,263,145         3.11        Quarterly
Whitney New Japan Partners, L.P.                 8,000,000            1,535,173           12,527,556         3.80        Quarterly
Redeemed Investment Funds                                                90,792                    -         0.00
                                           -----------------------------------------------------------------------
TOTAL                                       $  287,800,000        $   9,901,253          323,328,975        98.08
                                           ======================================

OTHER ASSETS, LESS LIABILITIES                                                             6,320,212         1.92

                                                                                     -----------------------------
MEMBERS' CAPITAL                                                                       $ 329,649,187      100.00%
                                                                                     =============================


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Event & Equity Fund L.L.C.
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By (Signature and Title)*  /s/ Mitchell Tanzman
                         ----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date    November 18, 2004
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By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date    November 18, 2004
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date    November 18, 2004
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By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date    November 18, 2004
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By (Signature and Title)*  /s/ Michael Mascis
                         ----------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date    November 18, 2004
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* Print the name and title of each signing officer under his or her signature.